SHARE OPTIONS AND SHARE WARRANTS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	10,908,200	10,727,376	9,830,183
Granted | shares	4,370,000	720,000	5,630,000
Exercised | shares
Expired/ Forfeited | shares	(2,974,210)	(539,176)	(4,732,807)
Outstanding at end of year | shares	12,303,990	10,908,200	10,727,376
Exercisable at end of year | shares	6,622,667	6,091,864	3,268,707
Weighted Average exercise price
Outstanding Beginning Balance	$ 1.31	$ 1.92	$ 3.19
Granted	0.68	1.07	1.31
Exercised
Expired/ Forfeited	2.25	2.50	3.86
Outstanding at end of year	1.83	1.31	1.92
Exercisable at end of year	1.73	2.09	2.57
Class A Ordinary shares [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	0.67	1.24	0.66
Granted	0.46	0.67	1.24
Exercised
Expired/ Forfeited	0.66	1.34	0.75
Outstanding at end of year	0.46	0.67	1.24
Exercisable at end of year	1.24	1.24	1.66
Class A Ordinary shares [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	4.36	4.36	4.47
Granted	0.78	1.37	1.44
Exercised
Expired/ Forfeited	4.23	4.23	4.47
Outstanding at end of year	4.36	4.36	4.36
Exercisable at end of year	$ 4.36	$ 4.36	$ 4.36
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	2,727,050	2,681,844	2,457,546
Granted | shares	1,092,500	180,000	1,407,500
Exercised | shares
Expired/ Forfeited | shares	(743,552)	(134,794)	(1,183,202)
Outstanding at end of year | shares	3,075,998	2,727,050	2,681,844
Exercisable at end of year | shares	1,655,667	1,522,966	817,179
Weighted Average exercise price
Outstanding Beginning Balance	$ 7.32	$ 7.69	$ 12.76
Granted	2.72	4.28	5.25
Exercised
Expired/ Forfeited	8.99	10.00	10.26
Outstanding at end of year	5.24	7.32	7.69
Exercisable at end of year	6.92	8.36	10.29
American depositary share [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	2.68	4.96	2.64
Granted	1.83	2.68	4.95
Exercised
Expired/ Forfeited	2.64	5.36	3.00
Outstanding at end of year	1.83	2.68	4.96
Exercisable at end of year	4.95	4.96	6.64
American depositary share [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	17.44	17.44	17.88
Granted	3.10	5.48	5.75
Exercised
Expired/ Forfeited	16.92	16.92	17.88
Outstanding at end of year	17.45	17.44	17.44
Exercisable at end of year	$ 17.45	$ 17.44	$ 17.45